Income Tax (Details) - Schedule of net taxable income (losses) before income taxes and its provision for income taxes - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Schedule of net taxable income (losses) before income taxes and its provision for income taxes [Abstract]
Income / (loss) attributed to China	$ 2,002,809	$ 3,839,535	$ 3,747,049
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax expense at statutory rate	$ 500,702	$ 959,884	$ 936,762
Reconciliation	46,123	14,509	(395,980)
Income tax expense/ (benefit)	$ 546,825	$ 974,393	$ 540,782